PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As at	As at
	December 31,	December 31,
	2022	2021
Prepayments	1,636	2,372
Deposits	59	50
Other assets	128	20
Prepaid expenses and other assets	1,823	2,442